Shareholder Report, Holdings (Details) - Capital Group Core Equity ETF	Nov. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.22%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.77%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.44%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.45%
Short-Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%